Cover	Oct. 26, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 26, 2026
Entity Registrant Name	Verizon Communications Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8606
Entity Tax Identification Number	23-2259884
Entity Address, Address Line One	1095 Avenue of the Americas
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	395-1000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000732712
Amendment Flag	false
1.375% Notes due 2026
Entity Information [Line Items]
Title of 12(b) Security	1.375% Notes due 2026
Trading Symbol	VZ 26B
Security Exchange Name	NYSE
0.875% Notes due 2027
Entity Information [Line Items]
Title of 12(b) Security	0.875% Notes due 2027
Trading Symbol	VZ 27E
Security Exchange Name	NYSE
1.375% Notes due 2028
Entity Information [Line Items]
Title of 12(b) Security	1.375% Notes due 2028
Trading Symbol	VZ 28
Security Exchange Name	NYSE
1.125% Notes Due 2028
Entity Information [Line Items]
Title of 12(b) Security	1.125% Notes due 2028
Trading Symbol	VZ 28A
Security Exchange Name	NYSE
2.350% Fixed Rate Notes Due 2028
Entity Information [Line Items]
Title of 12(b) Security	2.350% Fixed Rate Notes due 2028
Trading Symbol	VZ 28C
Security Exchange Name	NYSE
1.875% Notes due 2029
Entity Information [Line Items]
Title of 12(b) Security	1.875% Notes due 2029
Trading Symbol	VZ 29B
Security Exchange Name	NYSE
0.375% Notes Due 2029
Entity Information [Line Items]
Title of 12(b) Security	0.375% Notes due 2029
Trading Symbol	VZ 29D
Security Exchange Name	NYSE
1.250% Notes due 2030
Entity Information [Line Items]
Title of 12(b) Security	1.250% Notes due 2030
Trading Symbol	VZ 30
Security Exchange Name	NYSE
1.875% Notes due 2030
Entity Information [Line Items]
Title of 12(b) Security	1.875% Notes due 2030
Trading Symbol	VZ 30A
Security Exchange Name	NYSE
Notes Due 2030, 4.250%
Entity Information [Line Items]
Title of 12(b) Security	4.250% Notes due 2030
Trading Symbol	VZ 30D
Security Exchange Name	NYSE
2.625% Notes due 2031
Entity Information [Line Items]
Title of 12(b) Security	2.625% Notes due 2031
Trading Symbol	VZ 31
Security Exchange Name	NYSE
2.500% Notes due 2031
Entity Information [Line Items]
Title of 12(b) Security	2.500% Notes due 2031
Trading Symbol	VZ 31A
Security Exchange Name	NYSE
3.000% Fixed Rate Notes Due 2031
Entity Information [Line Items]
Title of 12(b) Security	3.000% Fixed Rate Notes due 2031
Trading Symbol	VZ 31D
Security Exchange Name	NYSE
0.875% Notes due 2032
Entity Information [Line Items]
Title of 12(b) Security	0.875% Notes due 2032
Trading Symbol	VZ 32
Security Exchange Name	NYSE
0.750% Notes Due 2032
Entity Information [Line Items]
Title of 12(b) Security	0.750% Notes due 2032
Trading Symbol	VZ 32A
Security Exchange Name	NYSE
3.500% Notes Due 2032
Entity Information [Line Items]
Title of 12(b) Security	3.500% Notes due 2032
Trading Symbol	VZ 32B
Security Exchange Name	NYSE
3.250% Notes Due 2032
Entity Information [Line Items]
Title of 12(b) Security	3.250% Notes due 2032
Trading Symbol	VZ 32C
Security Exchange Name	NYSE
1.300% Notes due 2033
Entity Information [Line Items]
Title of 12(b) Security	1.300% Notes due 2033
Trading Symbol	VZ 33B
Security Exchange Name	NYSE
Notes Due 2034, 4.75%
Entity Information [Line Items]
Title of 12(b) Security	4.75% Notes due 2034
Trading Symbol	VZ 34
Security Exchange Name	NYSE
4.750% Notes due 2034
Entity Information [Line Items]
Title of 12(b) Security	4.750% Notes due 2034
Trading Symbol	VZ 34C
Security Exchange Name	NYSE
3.125% Notes due 2035
Entity Information [Line Items]
Title of 12(b) Security	3.125% Notes due 2035
Trading Symbol	VZ 35
Security Exchange Name	NYSE
1.125% Notes Due 2035
Entity Information [Line Items]
Title of 12(b) Security	1.125% Notes due 2035
Trading Symbol	VZ 35A
Security Exchange Name	NYSE
3.375% Notes due 2036
Entity Information [Line Items]
Title of 12(b) Security	3.375% Notes due 2036
Trading Symbol	VZ 36A
Security Exchange Name	NYSE
3.750% Notes Due 2036
Entity Information [Line Items]
Title of 12(b) Security	3.750% Notes due 2036
Trading Symbol	VZ 36B
Security Exchange Name	NYSE
3.750% Notes Due 2037
Entity Information [Line Items]
Title of 12(b) Security	3.750% Notes due 2037
Trading Symbol	VZ 37B
Security Exchange Name	NYSE
2.875% Notes due 2038
Entity Information [Line Items]
Title of 12(b) Security	2.875% Notes due 2038
Trading Symbol	VZ 38B
Security Exchange Name	NYSE
1.875% Notes Due 2038
Entity Information [Line Items]
Title of 12(b) Security	1.875% Notes due 2038
Trading Symbol	VZ 38C
Security Exchange Name	NYSE
1.500% Notes due 2039
Entity Information [Line Items]
Title of 12(b) Security	1.500% Notes due 2039
Trading Symbol	VZ 39C
Security Exchange Name	NYSE
3.500% Fixed Rate Notes Due 2039 [Member]
Entity Information [Line Items]
Title of 12(b) Security	3.50% Fixed Rate Notes due 2039
Trading Symbol	VZ 39D
Security Exchange Name	NYSE
1.850% Notes Due 2040
Entity Information [Line Items]
Title of 12(b) Security	1.850% Notes due 2040
Trading Symbol	VZ 40
Security Exchange Name	NYSE
3.850% Fixed Rate Notes Due 2041
Entity Information [Line Items]
Title of 12(b) Security	3.850% Fixed Rate Notes due 2041
Trading Symbol	VZ 41C
Security Exchange Name	NYSE
3.9962% Fixed-to-Fixed Rate Junior Subordinated Notes due 2056
Entity Information [Line Items]
Title of 12(b) Security	3.9962% Fixed-to-Fixed Rate Junior Subordinated Notes due 2056
Trading Symbol	VZ 56
Security Exchange Name	NYSE
5.7420% Fixed-to-Fixed Rate Junior Subordinated Notes due 2056
Entity Information [Line Items]
Title of 12(b) Security	5.7420% Fixed-to-Fixed Rate Junior Subordinated Notes due 2056
Trading Symbol	VZ 56A
Security Exchange Name	NYSE
4.2462% Fixed-to-Fixed Rate Junior Subordinated Notes Due 2056
Entity Information [Line Items]
Title of 12(b) Security	4.2462% Fixed-to-Fixed Rate Junior Subordinated Notes due 2056
Trading Symbol	VZ 56B
Security Exchange Name	NYSE
5.7427% Fixed-to-Fixed Rate Junior Subordinated Notes due 2056
Entity Information [Line Items]
Title of 12(b) Security	5.7427% Fixed-to-Fixed Rate Junior Subordinated Notes due 2056
Trading Symbol	VZ 56C
Security Exchange Name	NYSE
New York Stock Exchange | Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.10
Trading Symbol	VZ
Security Exchange Name	NYSE
The NASDAQ Global Select Market | Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.10
Trading Symbol	VZ
Security Exchange Name	NASDAQ